Lease	6 Months Ended
Jun. 30, 2024
Lease [Abstract]
LEASE

14. LEASE

As of June 30, 2024, the Group has a non-short-term operating lease for laboratory with remaining term expiring in 2026 and a remaining lease term of 1.7 years. Weighted average discount rates used in the calculation of the operating lease liability is 8%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Group would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

	For the six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Lease cost
Finance lease cost:
Depreciation	$-	$-
Interest on lease liabilities	-	-
Operating lease cost	45,167	190,040
Short-term lease cost	2,062	38,900
Variable lease cost	-	-
Sublease income	-	-
Total lease cost	$47,229	$228,940
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$80,015	$182,060
Financing cash flows from finance leases	-	-
Right-of-use assets obtained in exchange for new operating lease liabilities	-	338,525
Weighted-average remaining lease term – finance leases	-	-
Weighted-average remaining lease term – operating leases	1.7 years	2.0 years
Weighted-average discount rate – finance leases	-%	-%
Weighted-average discount rate – operating leases	8.0%	8.0%

During the six months ended June 30, 2024 and 2023, an impairment loss of $144,051 and $200,916, respectively, on right-of-use assets was recognized in other operating expenses as the Group considered that the carrying amount of a right-of-use asset related to leases of laboratory and clinic may not be recoverable.

The maturity analysis of operating leases liabilities as of June 30, 2024 is as follows:

June 30, 2024
(Unaudited)
Remaining periods ending December 31,
2024	$32,647
2025	97,541
2026	24,573
Total future undiscounted cash flow	154,761
Less: Discount on operating lease liabilities	(2,898)
Present value of operating lease liabilities	151,863
Less: Current portion of operating lease liabilities	(89,145)
Non-current portion of operating lease liabilities	$62,718